Management of financial risk - Financial guarantee contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	¥ 3,041	¥ 116,509	¥ 250,338
Credit risk
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	6,603	467,241
Credit risk | Stage 1
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	5,275	427,346
Credit risk | Stage 2
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	1,328	39,895
Credit risk | Stage 3
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	¥ 0	¥ 0